CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Thousands, $ in Thousands	Attributable to owners of the Company Issued Capital USD ($)	Attributable to owners of the Company Issued Capital CNY (¥)	Attributable to owners of the Company Other Capital Reserves USD ($)	Attributable to owners of the Company Other Capital Reserves CNY (¥)	Attributable to owners of the Company Accumulated losses USD ($)	Attributable to owners of the Company Accumulated losses CNY (¥)	Attributable to owners of the Company Other Comprehensive (loss)/Income USD ($)	Attributable to owners of the Company Other Comprehensive (loss)/Income CNY (¥)	USD ($)	CNY (¥)
Beginning Balance at Dec. 31, 2018		¥ 312,081		¥ 692,518		¥ (1,022,639)		¥ (3,758)		¥ (21,798)
Statement Line Items [Line Items]
(Loss)/profit for the period						(2,944)				(2,944)
Foreign currency translation adjustments								(33)		(33)
Total comprehensive loss						(2,944)		(33)		(2,977)
Ending Balance at Jun. 30, 2019		312,081		692,518		(1,025,583)		(3,791)		(24,775)
Beginning Balance at Dec. 31, 2019		312,081		692,518		(1,028,284)		(3,869)		(27,554)
Statement Line Items [Line Items]
(Loss)/profit for the period						2,741				2,741
Foreign currency translation adjustments								(160)		(160)
Total comprehensive loss						2,741		(160)		2,581
Ending Balance at Jun. 30, 2020		¥ 312,081		¥ 692,518		¥ (1,025,543)		¥ (4,029)		¥ (24,973)
Ending Balance at Jun. 30, 2020 | $	$ 44,170		$ 98,014		$ (145,148)		$ (569)		$ (3,533)